NOTE 5 - COSTS AND ESTIMATED EARNINGS ON UNCOMPLETED CONTRACTS AND CUSTOMER ADVANCES	3 Months Ended
Sep. 30, 2012
Notes to Financial Statements
NOTE 5 - COSTS AND ESTIMATED EARNINGS ON UNCOMPLETED CONTRACTS AND CUSTOMER ADVANCES

NOTE 5 - COSTS AND ESTIMATED EARNINGS ON UNCOMPLETED CONTRACTS AND CUSTOMER ADVANCES

1) Information relating to uncompleted contracts as of September 30, 2012 is as follows:

(000's omitted)

Costs incurred on uncompleted contracts	$2,684
Estimated earnings	2,062
Subtotal	4,746
Less: Billings to date	3,587
Total Costs and estimated earnings in excess of billings on uncompleted contracts	$1,159

Included in the accompanying condensed consolidated balance sheet at September 30, 2012 under the following captions:

Costs and estimated earnings in excess of billings on uncompleted contracts	$1,159
Less: Billings in excess of costs and estimated earnings on uncompleted contracts	—
Total Costs and estimated earnings in excess of billings on uncompleted contracts	$1,159

2) Customer advances consist of the following as of September 30, 2012:

Total advances	$7,485
Less: Advances on contracts under construction	3,587
Total customer advances	$3,898